Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	000-56272
Entity Registrant Name	PROCACCIANTI HOTEL REIT, INC.
Entity Central Index Key	0001692345
Entity Tax Identification Number	81-3661609
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1140 Reservoir Avenue
Entity Address, City or Town	Cranston
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02920-6320
City Area Code	401
Local Phone Number	946-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false